CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,190		$ 5,407
Short-term deposit (restricted)			20
Accounts receivable	341		80
Prepaid expenses and other current assets	187		168
Total current assets	1,718		5,675
Long-term deposit	8		9
Property and equipment	144		178
Deferred tax assets - long-term	25		27
Total assets	1,895		5,889
Current liabilities
Deferred tax liabilities, net - short-term	67		50
Accounts payable and accrued expenses	428	[1]	421	[1]
Accrued employee compensation	228		358
Accrued short-term severance pay			178
Current maturities of venture loan			1,262
Total current liabilities	723		2,269
Long-term liabilities
Accrued severance pay	165		178
Venture loan			1,911
Derivative liabilities on account of warrants	2,172		1,770
Total long-term liabilities	2,337		3,859
Commitments and contingencies
Deficit in stockholders' equity
Preferred stock, $0.01 par value per share; 5,000,000 authorized; none issued and outstanding as of December 31, 2011 and 2010, respectively
Common stock, $0.01 par value per share 28,000,000 authorized; 9,954,516 and 5,405,080 issued and outstanding as of December 31, 2011 and 2010, respectively	100		54
Additional paid-in capital	36,281		29,774
Deficit accumulated during the development stage	(37,546)		(30,067)
Total deficit in stockholders' equity	(1,165)		(239)
Total liabilities and deficit in stockholders' equity	$ 1,895		$ 5,889

[1]	Amounts recorded as of December 31, 2011 and 2010 include $10 and $20 to a related party, respectively.